UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)

Anfield Universal Fixed Income ETF

Ticker: AFIF

Exchange: CBOE

Annual Shareholder Report

July 31, 2026

This annual shareholder report contains important information about Anfield Universal Fixed Income ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.horizonmutualfunds.com/afif-fund.html. You can also request this information by contacting us at 1-855-754-7932. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Anfield Universal Fixed Income ETF	$98	0.96%
How did the Fund perform during the reporting period?

The Fund returned 4.15% for the 12 months ended July 31, 2026. The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index by 1.44% and its secondary benchmark, the Bloomberg US Aggregate 1-3 Year Bond Index by 0.75% over the same Period.

The outperformance was primarily attributable to bond duration selection and the shift in investor yield curve preference. Additionally, an overweight to credit and an underweight to Treasuries contributed to the Fund's performance.

What are some key Fund statistics?
(as of July 31, 2026)
Net Assets ($)	$277,884,317
Number of Portfolio Holdings	327
Portfolio Turnover Rate (%)	24%
Total Advisory Fees Paid ($)	$1,541,984
What did the Fund invest in?
(as of July 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	33.8%
Consumer Discretionary	27.9%
Asset Backed Securities	14.5%
Utilities	6.6%
Energy	3.4%
Industrials	3.1%
Mortgage Securities	2.2%
Health Care	1.5%
Materials	0.8%
Cash & Other	6.2%
Top Holdings	% of Net Assets
United States Treasury Bill	3.9%
United States Treasury Bill	3.6%
Electricite de France SA	2.5%
United States Treasury Bill	2.4%
Nissan Motor Acceptance Co. LLC	2.1%
Caesars Entertainment, Inc.	1.8%
Penn Entertainment, Inc.	1.8%
Citigroup, Inc.	1.7%
Capital One Financial Corp.	1.7%
General Motors Financial Co., Inc.	1.6%
Type of Security	% of Net Assets
Corporate Bonds	61.4%
Bank Loans	16.4%
Collateralized Loan Obligations	14.5%
U.S. Treasury Bills	9.9%
Collateralized Mortgage Obligations	2.2%
Mortgage-Backed Securities	0.0%
Futures Contracts	-0.1%
Cash & Other	-4.3%
How did the Fund perform since its inception?
Performance of Hypothetical $10,000 investment (Inception to July 31, 2026)
Anfield Universal Fixed Income ETF
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate 1-3 Year Index

Average Annual Returns
July 31, 2026
	One Year	Five Years	Since Commencement of Operations (09/17/2018)
Anfield Universal Fixed Income ETF - NAV	4.15%	3.67%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.88%
Bloomberg U.S. Aggregate 1-3 Year Index	3.40%	2.14%	2.44%

Past performance is not a good predictor of the Fund's future performance. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

How has the Fund changed over the past year?

Other Material Fund Changes: The Anfield Universal Fixed Income ETF, previously a series of Two Roads Shared Trust, was reorganized into the Horizon Funds trust effective June 26, 2026. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio managers remain the same and are each now employees of Horizon Investments, LLC. In connection with the reorganization, the Anfield Universal Fixed Income ETF's fee structure changed from a multi-component expense structure to a unitary fee of 0.85%. This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2026 at https://www.horizonmutualfunds.com/afif-fund.html or upon request at 1-855-754-7932.

What changes in or disagreements with accountants occurred?

The Anfield Universal Fixed Income ETF, previously a series of Two Roads Shared Trust, was reorganized into the Horizon Funds trust effective June 26, 2026. During the Fund's most recent fiscal year, as a result of the Reorganization after the close of business on June 26, 2026, there was a change in accountants from Deloitte & Touche LLP, the Predecessor Fund's independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on April 28, 2026, upon the recommendation of the Trust's Audit Committee. There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended July 31, 2026 and July 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/afif-fund.html, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 07/31/2026	FYE 07/31/2025
( a ) Audit Fees	$16,000	$21,630
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$4,000	$4,770
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by its principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 07/31/2026	FYE 07/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 07/31/2026	FYE 07/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: John Davidson, Todd Gaylord, and Thomas Okel.

(b) Not Applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Anfield Universal Fixed Income ETF
AFIF

July 31, 2026

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anfield Universal Fixed Income ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedule of Investments	1
Schedule of Futures Contracts	14
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28
Additional Information	29
Privacy Notice	32

Anfield Universal Fixed Income ETF Schedule of Investments July 31, 2026

	Par	Value
CORPORATE BONDS — 61.4%
Automobiles — 9.6%
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	$300,000	$300,166
4.13%, 08/17/2027	812,000	805,802
5.80%, 03/08/2029	225,000	226,375
4.85%, 11/20/2029	500,000	489,160
5.50%, 02/20/2030	1,415,000	1,394,649
4.00%, 11/13/2030	500,000	466,297
5.42%, 04/09/2031	600,000	589,882
6.13%, 03/08/2034	2,630,000	2,617,746
6.20%, 06/20/2034	700,000	688,951
General Motors Financial Co., Inc.
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (a)	816,000	818,016
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual	4,447,000	4,396,105
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (b)	2,012,000	2,005,213
5.30%, 09/13/2027 (b)	837,000	832,209
2.75%, 03/09/2028 (b)	1,205,000	1,149,722
2.45%, 09/15/2028 (b)	710,000	659,690
5.55%, 09/13/2029 (b)	2,425,000	2,359,878
6.13%, 09/30/2030 (b)	6,050,000	5,913,213
Volkswagen Group of America Finance LLC
5.65%, 09/12/2028 (b)	500,000	506,206
4.75%, 11/13/2028 (b)	500,000	497,452
		26,716,732
Banks — 18.2%
Banco Bilbao Vizcaya Argentaria SA, 9.38% to 09/19/2029 then 5 yr. CMT Rate + 5.10%, Perpetual	600,000	650,622
Bank of America Corp., 4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	2,739,000	2,723,507
Bank of Nova Scotia
3.63% to 10/27/2026 then 5 yr. CMT Rate + 2.61%, 10/27/2081	3,820,000	3,772,810
8.00% to 01/27/2029 then 5 yr. CMT Rate + 4.02%, 01/27/2084	775,000	813,390
Barclays PLC, 8.00% to 09/15/2029 then 5 yr. CMT Rate + 5.43%, Perpetual	1,000,000	1,053,452
BNP Paribas SA
4.63% to 01/12/2027 then 5 yr. CMT Rate + 3.20%, Perpetual (b)	3,820,000	3,800,307
7.75% to 08/16/2029 then 5 yr. CMT Rate + 4.90%, Perpetual (b)	3,325,000	3,470,326
7.75% to 08/16/2029 then 5 yr. CMT Rate + 4.90%, Perpetual	2,000,000	2,087,414
4.50% to 02/25/2030 then 5 yr. CMT Rate + 2.94%, Perpetual (b)	1,800,000	1,676,286
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	4,848,000	4,843,112
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	840,000	872,418
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual	1,000,000	998,560
Citizens Financial Group, Inc., 4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	1,326,000	1,328,416

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Credit Agricole SA
4.75% to 09/23/2029 then 5 yr. CMT Rate + 3.24%, Perpetual (b)	$3,275,000	$3,186,349
4.75% to 09/23/2029 then 5 yr. CMT Rate + 3.24%, Perpetual	1,750,000	1,702,629
First Citizens BancShares, Inc.
7.90% (3 mo. Term SOFR + 4.23%), Perpetual	2,750,000	2,764,370
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	2,000,000	2,010,793
JPMorgan Chase & Co., 5.05% (1.5 x 7.00% - SOFR), 02/15/2039	523,000	449,073
Keybank National Association, 6.95%, 02/01/2028	350,000	359,932
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,270,000	1,266,408
M&T Bank Corp., 3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	2,047,000	2,043,705
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	1,365,000	1,360,302
Royal Bank of Canada, 5.93% (1.5 x 7.45% - SOFR), 02/28/2039	478,000	467,843
Societe Generale SA
9.38% to 05/22/2028 then 5 yr. CMT Rate + 5.39%, Perpetual	200,000	208,543
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (b)	250,000	247,836
5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual	2,500,000	2,380,656
5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual (b)	1,000,000	952,262
Toronto-Dominion Bank, 7.25% to 07/31/2029 then 5 yr. CMT Rate + 2.98%, 07/31/2084	225,000	232,043
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	600,000	594,776
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	2,295,000	2,290,689
		50,608,829
Capital Markets — 6.8%
Ares Capital Corp., 5.50%, 09/01/2030	2,800,000	2,747,174
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	2,847,000	2,756,629
Bank of New York Mellon Corp.
3.75% (5 yr. CMT Rate + 2.63%), Perpetual	275,000	273,258
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual	860,000	876,317
Blackstone Secured Lending Fund, 5.30%, 06/30/2030	2,000,000	1,936,458
Charles Schwab Corp.
5.00% to 12/01/2027 then 3 mo. LIBOR USD + 2.58%, Perpetual (a)	404,000	400,328
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,350,000	2,171,624
Deutsche Bank AG, 8.13% to 04/30/2030 then 5 yr. Mid Swap Rate USD + 4.36%, Perpetual	3,000,000	3,162,057
FS KKR Capital Corp.
2.63%, 01/15/2027	275,000	270,625
3.25%, 07/15/2027	625,000	606,425
3.13%, 10/12/2028	722,000	678,559
Goldman Sachs Group, Inc.
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	2,121,000	2,119,532
6.50% to 08/10/2031 then 5 yr. CMT Rate + 2.18%, Perpetual	1,000,000	993,191
		18,992,177

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Consumer Finance — 4.4%
Ally Financial, Inc.
4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	$4,139,000	$4,001,646
6.00%, 07/15/2029	250,000	251,814
7.10% to 08/15/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	925,000	930,732
American Express Co., 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	993,000	991,299
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual	848,000	847,830
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	4,788,000	4,764,798
OneMain Finance Corp.
3.50%, 01/15/2027	310,000	307,728
5.38%, 11/15/2029	250,000	244,426
		12,340,273
Diversified Telecommunication — 0.3%
Univision Communications, Inc., 4.50%, 05/01/2029 (b)	925,000	876,335

Electric Utilities — 2.7%
American Electric Power Co., Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	3,400,000	3,372,315
Duke Energy Corp., 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	2,911,000	2,877,665
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,250,000	1,248,466
		7,498,446
Hotels, Restaurants & Leisure — 5.2%
Aramark Services, Inc., 5.00%, 02/01/2028 (b)	1,650,000	1,645,592
Boyd Gaming Corp., 4.75%, 12/01/2027	577,000	573,968
Brightstar Lottery PLC, 5.25%, 01/15/2029 (b)	2,130,000	2,106,689
Carnival Corp. Ltd., 4.00%, 08/01/2028 (b)	1,000,000	979,034
Light & Wonder International, Inc.
7.25%, 11/15/2029 (b)	1,997,000	2,031,652
7.50%, 09/01/2031 (b)	1,925,000	1,984,377
NCL Corp. Ltd., 5.88%, 01/15/2031 (b)	1,400,000	1,338,775
Penn Entertainment, Inc., 6.75%, 04/01/2031 (b)	2,300,000	2,309,575
Station Casinos LLC, 4.63%, 12/01/2031 (b)	1,475,000	1,388,397
		14,358,059
Industrial Conglomerates — 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	2,882,000	2,511,730

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (b)	813,000	800,094

Multi-Utilities — 3.9%
CenterPoint Energy, Inc., 7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	1,185,000	1,222,600
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,000,000	973,304

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (b)	$6,000,000	$6,950,664
Sempra, 4.13% (5 yr. CMT Rate + 2.87%), 04/01/2052	1,800,000	1,787,736
		10,934,304
Oil, Gas & Consumable Fuels — 3.4%
Enbridge, Inc.
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	1,935,000	1,931,726
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	980,000	985,152
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	4,046,000	4,047,132
6.63% to 02/15/2028 then 3 mo. Term SOFR + 4.42%, Perpetual	2,406,000	2,415,617
		9,379,627
Passenger Airlines — 1.0%
Air Canada, 3.88%, 08/15/2026 (b)	173,000	173,195
American Airlines 2025-1 Class B Pass Through Trust, 5.65%, 11/11/2034	2,750,000	2,687,825
		2,861,020
Pharmaceuticals — 1.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	647,000	645,068
4.75%, 05/09/2027	1,800,000	1,798,002
6.75%, 03/01/2028	500,000	510,199
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	250,000	253,282
		3,206,551
Specialized REITs — 0.5%
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/2027	166,000	166,342
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026 (b)	500,000	499,352
4.13%, 08/15/2030 (b)	725,000	688,383
		1,354,077
Trading Companies & Distributors — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,000,000	1,006,734
ILFC E-Capital Trust I, 6.48%, 12/21/2065 (b)(c)	2,000,000	1,678,477
Sumisho Air Lease Corp.
8.26% to 06/15/2031 then 5 yr. CMT Rate + 4.08%, Perpetual	2,436,000	2,453,651
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	2,648,000	2,621,605
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	580,000	560,900
		8,321,367
TOTAL CORPORATE BONDS (Cost $170,132,268)		170,759,621

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
BANK LOANS — 16.4%
Aerospace & Defense — 0.7%
TransDigm, Inc., First Lien, 5.89% (3 mo. Term SOFR + 2.25%), 03/22/2030	$2,000,000	$2,002,570

Commercial Services & Supplies — 1.8%
Asplundh Tree Expert LLC, First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 05/31/2033	3,000,000	2,999,595
Garda World Security Corp., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 02/01/2029	1,984,919	1,987,400
		4,986,995
Containers & Packaging — 0.8%
Graham Packaging Co., Inc., First Lien, 5.89% (1 mo. Term SOFR + 2.25%), 01/26/2033	2,246,875	2,250,122

Hotels, Restaurants & Leisure — 8.2%
1011778 BC ULC, First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 09/23/2030	1,885,317	1,888,070
Aramark Services, Inc., First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 06/24/2030	1,401,895	1,405,399
Aramark Services, Inc., 5.39% (1 mo. Term SOFR + 1.75%), 04/06/2028	756,815	758,708
Caesars Entertainment, Inc., First Lien, 5.89% (1 mo. Term SOFR + 2.25%), 02/06/2031	5,244,292	5,010,475
Light & Wonder International, Inc., 5.64% (1 mo. Term SOFR + 2.00%), 04/16/2029	980,731	983,183
Penn Entertainment, Inc., 5.64% (1 mo. Term SOFR + 2.75%), 05/03/2029	4,992,327	4,984,964
Pioneer Opco LLC, First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 05/16/2033	2,500,000	2,517,637
Six Flags Entertainment Corp., First Lien, 5.64% (1 mo. Term SOFR + 2.00%), 05/01/2031	3,982,329	3,954,950
Station Casinos LLC, 5.64% (1 mo. Term SOFR + 2.25%), 03/14/2031	1,250,000	1,252,900
		22,756,286
Leisure Products — 1.4%
Great Outdoors Group LLC, First Lien, 6.89% (1 mo. Term SOFR + 3.25%), 01/23/2032	3,915,393	3,938,807

Passenger Airlines — 3.1%
AAdvantage Loyalty IP Ltd., First Lien, 5.93% (3 mo. Term SOFR + 2.25%), 04/20/2028	3,385,351	3,388,973
Air Canada, 5.41% (1 mo. Term SOFR + 2.00%), 03/21/2031	3,452,488	3,451,953
United Airlines, Inc., First Lien, 5.40% (1 mo. Term SOFR + 1.75%), 02/24/2031	1,640,628	1,639,398
		8,480,324
Semiconductors & Semiconductor Equipment — 0.2%
MKS, Inc., First Lien, 5.36% (1 mo. Term SOFR + 1.75%), 02/04/2033	532,879	533,433

Specialized REITs — 0.2%
CBS Outdoor 9/25 T/L B, 5.40%, 09/17/2032	500,000	501,040
TOTAL BANK LOANS (Cost $45,695,841)		45,449,577

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 14.5%
AGL CLO Ltd.
Series 2020-3A, Class CR, 5.55% (3 mo. Term SOFR + 1.80%), 04/15/2038 (b)	$1,500,000	$1,500,870
Series 2020-6A, Class D1R2, 7.03% (3 mo. Term SOFR + 3.30%), 04/20/2038 (b)	1,500,000	1,441,026
Aimco CDO
Series 2017-AA, Class D1R2, 6.13% (3 mo. Term SOFR + 2.40%), 01/20/2038 (b)	2,000,000	1,993,844
Series 2021-14A, Class CR, 5.43% (3 mo. Term SOFR + 1.70%), 10/20/2038 (b)	2,000,000	2,005,060
Allegro CLO Ltd., Series 2022-1A, Class D1AR, 6.73% (3 mo. Term SOFR + 3.00%), 04/20/2038 (b)	1,500,000	1,468,457
CBAMR Ltd., Series 2021-14A, Class D1R, 6.68% (3 mo. Term SOFR + 2.95%), 10/20/2038 (b)	3,000,000	3,008,994
Dryden Senior Loan Fund
Series 2018-55A, Class D, 6.86% (3 mo. Term SOFR + 3.11%), 04/15/2031 (b)	1,600,000	1,611,304
Series 2022-109A, Class BR, 5.32% (3 mo. Term SOFR + 1.57%), 04/15/2038 (b)	1,500,000	1,501,415
ICG US CLO Ltd., Series 2021-3A, Class CR, 5.83% (3 mo. Term SOFR + 2.10%), 10/20/2034 (b)	1,000,000	1,000,775
KKR CLO Trust, Series 27A, Class D1R2, 6.65% (3 mo. Term SOFR + 2.90%), 01/15/2035 (b)	2,000,000	1,970,428
Madison Park Funding Ltd., Series 2020-45A, Class CRR, 5.65% (3 mo. Term SOFR + 1.90%), 07/15/2034 (b)	1,500,000	1,500,594
Neuberger Berman CLO Ltd., Series 2020-39A, Class DR2, 6.98% (3 mo. Term SOFR + 3.25%), 04/20/2038 (b)	3,250,000	3,257,670
Oaktree CLO Ltd.
Series 2020-1A, Class CRR, 5.50% (3 mo. Term SOFR + 1.75%), 01/15/2038 (b)	2,000,000	2,002,308
Series 2023-2A, Class D1R, 6.78% (3 mo. Term SOFR + 3.05%), 07/20/2038 (b)	1,000,000	1,003,125
Series 2025-29A, Class C, 5.60% (3 mo. Term SOFR + 1.85%), 04/15/2038 (b)	2,000,000	2,001,134
Octagon Investment Partners Ltd., Series 2017-1A, Class A2R3, 5.35% (3 mo. Term SOFR + 1.60%), 10/31/2037 (b)	1,000,000	1,002,603
OZLM Ltd., Series 2019-24A, Class C2, 8.25% (3 mo. Term SOFR + 4.52%), 07/20/2032 (b)	2,150,000	2,157,748
RR Ltd., Series 2025-37A, Class C2, 7.45% (3 mo. Term SOFR + 3.70%), 04/15/2038 (b)	2,988,873	2,983,326
Shackleton CLO Ltd., Series 2014-5RA, Class D, 7.07% (3 mo. Term SOFR + 3.41%), 05/07/2031 (b)	1,750,000	1,756,158
TCW ClO 2017-1 LLC, Series 2017-1A, Class AJR4, 5.28% (3 mo. Term SOFR + 1.50%), 03/24/2038 (b)	1,000,000	1,000,381
Trimaran CAVU LLC, Series 2019-1A, Class CR, 5.68% (3 mo. Term SOFR + 1.95%), 01/20/2037 (b)	2,000,000	2,003,798
Wind River CLO Ltd., Series 2021-3A, Class D1AR, 6.73% (3 mo. Term SOFR + 3.00%), 04/20/2038 (b)	2,000,000	2,001,130
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $40,375,024)		40,172,148

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A2, 4.19%, 11/25/2036 (d)	37,062	34,707
Federal Home Loan Mortgage Corp.
Series 221, Class IO, 7.00%, 03/15/2032 (e)	54,802	7,040

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 2367, Class SG, 4.14% (-1 x 30 day avg SOFR US + 7.77%), 06/15/2031 (e)(f)	$42,074	$3,229
Series 238, Class 8, 5.00%, 04/15/2036 (e)	172,888	26,182
Series 239, Class IO, 6.00%, 08/15/2036 (e)	34,361	6,276
Series 240, Class IO, 5.50%, 07/15/2036 (e)	194,418	34,472
Series 244, Class IO, 5.50%, 12/15/2036 (e)	477,082	70,285
Series 2444, Class TI, 6.50%, 05/15/2032 (e)(g)	41,759	4,451
Series 2463, Class SB, 4.26% (-1 x 30 day avg SOFR US + 7.89%), 06/15/2032 (e)(f)	114,008	8,849
Series 247, Class 24, 5.00%, 09/15/2036 (e)	272,752	39,886
Series 2524, Class SX, 4.16% (-1 x 30 day avg SOFR US + 7.79%), 11/15/2032 (e)(f)	16,539	1,301
Series 2616, Class SC, 4.26% (-1 x 30 day avg SOFR US + 7.89%), 12/15/2032 (e)(f)	27,496	1,977
Series 2802, Class SI, 2.26% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2034 (e)(f)	354,811	19,399
Series 2950, Class SN, 2.31% (-1 x 30 day avg SOFR US + 5.94%), 03/15/2035 (e)(f)	166,167	6,203
Series 2980, Class SL, 2.96% (-1 x 30 day avg SOFR US + 6.59%), 11/15/2034 (e)(f)	159,917	12,048
Series 303, Class 105, 3.55%, 01/15/2043 (e)(g)	240,968	31,125
Series 3055, Class MS, 2.86% (-1 x 30 day avg SOFR US + 6.49%), 10/15/2035 (e)(f)	457,370	41,856
Series 3117, Class JS, 2.96% (-1 x 30 day avg SOFR US + 6.59%), 02/15/2036 (e)(f)	33,273	2,730
Series 3149, Class SM, 2.91% (-1 x 30 day avg SOFR US + 6.54%), 05/15/2036 (e)(f)	128,454	9,434
Series 3239, Class SI, 2.91% (-1 x 30 day avg SOFR US + 6.54%), 11/15/2036 (e)(f)	64,592	5,703
Series 324, Class C17, 3.50%, 12/15/2033 (e)	2,008,123	151,639
Series 324, Class C24, 5.00%, 12/15/2043 (e)	864,762	178,219
Series 3303, Class SG, 2.36% (-1 x 30 day avg SOFR US + 5.99%), 04/15/2037 (e)(f)	139,046	8,671
Series 3355, Class BI, 2.31% (-1 x 30 day avg SOFR US + 5.94%), 08/15/2037 (e)(f)	138,671	9,655
Series 3368, Class AI, 2.29% (-1 x 30 day avg SOFR US + 5.92%), 09/15/2037 (e)(f)	129,315	7,427
Series 3572, Class VS, 2.99% (-1 x 30 day avg SOFR US + 6.62%), 09/15/2039 (e)(f)	102,694	9,537
Series 365, Class 121, 4.04%, 10/15/2047 (e)(g)	489,038	66,457
Series 365, Class C10, 3.50%, 06/15/2049 (e)	478,368	90,958
Series 3652, Class CS, 2.81% (-1 x 30 day avg SOFR US + 6.44%), 03/15/2040 (e)(f)	1,371,315	138,157
Series 367, Class 116, 3.37%, 06/15/2050 (e)(g)	786,905	112,179
Series 3758, Class S, 2.29% (-1 x 30 day avg SOFR US + 5.92%), 11/15/2040 (e)(f)	112,233	7,495
Series 3935, Class SH, 2.86% (-1 x 30 day avg SOFR US + 6.49%), 12/15/2040 (e)(f)	71,459	373

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 4091, Class TS, 2.81% (-1 x 30 day avg SOFR US + 6.44%), 08/15/2042 (e)(f)	$102,153	$12,150
Series 4139, Class PO, 0.00%, 08/15/2042 (h)	102,250	68,177
Series 4291, Class MS, 2.16% (-1 x 30 day avg SOFR US + 5.79%), 01/15/2054 (e)(f)	183,809	15,172
Series 4340, Class TI, 5.50%, 07/15/2039 (e)	43,685	956
Series 4451, Class DI, 3.50%, 10/15/2039 (e)	60,355	809
Series 4456, Class IA, 4.00%, 03/15/2045 (e)	148,703	22,697
Series 4471, Class JI, 4.50%, 09/15/2043 (e)	289,878	56,702
Series 4583, Class ST, 2.26% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2046 (e)(f)	177,889	14,977
Series 4583, Class TI, 0.10% (-1 x 30 day avg SOFR US + 5.99%), 05/15/2046 (e)(f)	5,064,544	9,884
Series 4618, Class SA, 2.26% (-1 x 30 day avg SOFR US + 5.89%), 09/15/2046 (e)(f)	298,609	27,464
Series 4995, Class KI, 5.50%, 12/25/2043 (e)	756,380	108,380
Series 5007, Class SK, 2.37% (-1 x 30 day avg SOFR US + 5.99%), 08/25/2050 (e)(f)	580,201	60,264
Series 5086, Class HI, 4.50%, 03/25/2051 (e)	715,383	149,187
Series 5112, Class IB, 6.50%, 05/15/2032 (e)	447,803	43,964
Series 5136, Class IJ, 2.50%, 02/25/2051 (e)	438,432	51,310
Series 5174, Class NI, 3.50%, 12/25/2051 (e)	803,470	134,909
Federal National Mortgage Association
Series 2001-32, Class SA, 4.22% (-1 x 30 day avg SOFR US + 7.84%), 07/25/2031 (e)(f)	23,171	1,006
Series 2003-43, Class IY, 6.00%, 05/25/2033 (e)	66,196	7,982
Series 2003-7, Class SN, 4.02% (-1 x 30 day avg SOFR US + 7.64%), 02/25/2033 (e)(f)	236,641	25,582
Series 2004-62, Class TP, 5.50% (-6 x 30 day avg SOFR US + 37.87%), 07/25/2033 (e)(f)	117,528	11,955
Series 2004-70, Class XJ, 5.00%, 10/25/2034 (e)(g)	151,069	18,228
Series 2004-91, Class DS, 2.92% (-1 x 30 day avg SOFR US + 6.54%), 12/25/2034 (e)(f)	111,860	8,754
Series 2005-87, Class SE, 2.32% (-1 x 30 day avg SOFR US + 5.94%), 10/25/2035 (e)(f)	37,879	2,408
Series 2005-89, Class S, 2.97% (-1 x 30 day avg SOFR US + 6.59%), 10/25/2035 (e)(f)	58,812	4,078
Series 2006-101, Class SA, 2.85% (-1 x 30 day avg SOFR US + 6.47%), 10/25/2036 (e)(f)	71,571	7,320
Series 2006-116, Class S, 2.87% (-1 x 30 day avg SOFR US + 6.49%), 12/25/2036 (e)(f)	79,789	6,127
Series 2006-125, Class SM, 3.47% (-1 x 30 day avg SOFR US + 7.09%), 01/25/2037 (e)(f)	32,838	3,069
Series 2006-8, Class HL, 2.97% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2036 (e)(f)	25,106	2,130
Series 2006-8, Class WN, 2.97% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2036 (e)(f)	12,674	963

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 2007-106, Class SN, 2.68% (-1 x 30 day avg SOFR US + 6.30%), 11/25/2037 (e)(f)	$58,557	$4,454
Series 2007-109, Class DI, 2.67% (-1 x 30 day avg SOFR US + 6.29%), 12/25/2037 (e)(f)	127,528	12,254
Series 2007-117, Class SM, 2.57% (-1 x 30 day avg SOFR US + 6.19%), 01/25/2038 (e)(f)	191,235	13,991
Series 2007-18, Class BF, 4.11% (30 day avg SOFR US + 0.49%), 04/25/2036 (e)	862,434	79,326
Series 2007-28, Class CF, 4.12% (30 day avg SOFR US + 0.50%), 07/25/2036 (e)	880,235	97,288
Series 2007-28, Class LS, 2.89% (-1 x 30 day avg SOFR US + 6.51%), 01/25/2036 (e)(f)	98,961	8,905
Series 2007-36, Class SN, 3.04% (-1 x 30 day avg SOFR US + 6.66%), 04/25/2037 (e)(f)	129,918	10,554
Series 2007-55, Class S, 3.03% (-1 x 30 day avg SOFR US + 6.65%), 06/25/2037 (e)(f)	464,142	10,623
Series 2007-66, Class AS, 2.87% (-1 x 30 day avg SOFR US + 6.49%), 07/25/2037 (e)(f)	54,752	4,061
Series 2007-72, Class EK, 2.67% (-1 x 30 day avg SOFR US + 6.29%), 07/25/2037 (e)(f)	60,357	4,978
Series 2007-88, Class MI, 2.79% (-1 x 30 day avg SOFR US + 6.41%), 09/25/2037 (e)(f)	376,732	21,854
Series 2008-58, Class SE, 2.27% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2038 (e)(f)	1,146,400	86,244
Series 2009-112, Class ST, 2.52% (-1 x 30 day avg SOFR US + 6.14%), 01/25/2040 (e)(f)	65,114	5,214
Series 2009-66, Class SH, 2.32% (-1 x 30 day avg SOFR US + 5.94%), 09/25/2039 (e)(f)	170,513	7,571
Series 2010-126, Class UI, 5.50%, 10/25/2040 (e)	47,188	3,887
Series 2010-130, Class HI, 6.00%, 11/25/2040 (e)	179,656	32,636
Series 2010-139, Class SA, 2.30% (-1 x 30 day avg SOFR US + 5.92%), 12/25/2040 (e)(f)	250,488	21,372
Series 2010-89, Class AI, 0.15% (-1 x 30 day avg SOFR US + 6.34%), 02/25/2038 (e)(f)	3,295,800	10,649
Series 2011-11, Class PI, 4.00%, 03/25/2041 (e)	53,451	5,622
Series 2011-122, Class DS, 2.79% (-1 x 30 day avg SOFR US + 6.41%), 12/25/2041 (e)(f)	1,029,869	98,465
Series 2011-96, Class SA, 2.82% (-1 x 30 day avg SOFR US + 6.44%), 10/25/2041 (e)(f)	209,349	12,747
Series 2012-103, Class TI, 5.00%, 09/25/2042 (e)	952,654	146,088
Series 2012-30, Class CI, 5.00%, 10/25/2041 (e)	1,170,575	101,716
Series 2012-68, Class NS, 2.97% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2042 (e)(f)	222,892	6,539
Series 2012-89, Class SA, 1.82% (-1 x 30 day avg SOFR US + 5.44%), 08/25/2042 (e)(f)	516,428	32,768
Series 2013-103, Class JS, 2.27% (-1 x 30 day avg SOFR US + 5.89%), 10/25/2043 (e)(f)	200,712	14,836
Series 2014-38, Class QI, 5.50%, 12/25/2043 (e)	213,987	29,275
Series 2014-68, Class IB, 4.50%, 02/25/2043 (e)	56,223	5,459

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 2014-87, Class MS, 2.52% (-1 x 30 day avg SOFR US + 6.14%), 01/25/2045 (e)(f)	$698,916	$57,511
Series 2015-33, Class OI, 5.00%, 06/25/2045 (e)	135,018	13,777
Series 2016-39, Class LS, 2.27% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2046 (e)(f)	310,255	27,838
Series 2017-108, Class SA, 2.42% (-1 x 30 day avg SOFR US + 6.04%), 01/25/2048 (e)(f)	758,147	70,940
Series 2017-87, Class KI, 5.00%, 06/25/2041 (e)	151,255	17,936
Series 2017-97, Class SW, 2.47% (-1 x 30 day avg SOFR US + 6.09%), 12/25/2047 (e)(f)	1,048,304	97,248
Series 2018-54, Class SA, 2.52% (-1 x 30 day avg SOFR US + 6.14%), 08/25/2048 (e)(f)	1,926,409	142,959
Series 2018-58, Class IO, 5.50%, 08/25/2048 (e)	295,434	39,621
Series 2018-74, Class MI, 4.50%, 10/25/2048 (e)	86,665	16,878
Series 2019-41, Class SB, 2.32% (-1 x 30 day avg SOFR US + 5.94%), 08/25/2049 (e)(f)	319,250	29,619
Series 2020-10, Class S, 2.32% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2059 (e)(f)	879,638	79,929
Series 291, Class 2, 8.00%, 11/25/2027 (e)	12,574	319
Series 343, Class 6, 5.00%, 10/25/2033 (e)	47,739	4,562
Series 346, Class 2, 5.50%, 12/25/2033 (e)	58,780	7,810
Series 355, Class 12, 6.00%, 07/25/2034 (e)(g)	37,616	4,079
Series 364, Class 2, 4.50%, 09/25/2035 (e)	199,907	23,978
Series 365, Class 4, 5.00%, 04/25/2036 (e)	335,377	46,378
Series 370, Class 2, 6.00%, 06/25/2036 (e)	53,275	10,365
Series 371, Class 2, 6.50%, 07/25/2036 (e)	355,828	67,798
Series 377, Class 2, 5.00%, 10/25/2036 (e)	90,028	14,293
Series 378, Class 4, 5.00%, 07/25/2036 (e)	477,960	76,278
Series 383, Class 20, 5.50%, 07/25/2037 (e)	56,516	8,491
Series 384, Class 28, 6.00%, 05/25/2036 (e)(g)	90,716	13,837
Series 385, Class 3, 5.00%, 01/25/2038 (e)	284,878	41,589
Series 395, Class 7, 5.50%, 11/25/2039 (e)	1,082,752	192,095
Series 396, Class 2, 4.50%, 06/25/2039 (e)	171,576	23,340
Series 398, Class C9, 6.00%, 05/25/2039 (e)	579,068	148,672
Series 399, Class 2, 5.50%, 11/25/2039 (e)	242,083	47,350
Series 407, Class 40, 6.00%, 01/25/2038 (e)	309,023	57,355
Series 408, Class C4, 5.50%, 11/25/2040 (e)	673,366	113,857
Series 409, Class C18, 4.00%, 04/25/2042 (e)	266,334	47,552
Government National Mortgage Association
Series 2004-106, Class HW, 8.40% (-5 x 1 mo. Term SOFR + 26.93%), 12/16/2034 (f)	16,223	17,318
Series 2004-46, Class S, 3.32% (-1 x 1 mo. Term SOFR + 6.99%), 06/20/2034 (e)(f)	234,798	1,681
Series 2007-40, Class SW, 0.40% (-1 x 1 mo. Term SOFR + 4.07%), 07/20/2037 (e)(f)	79,954	80
Series 2008-15, Class CI, 2.71% (-1 x 1 mo. Term SOFR + 6.38%), 02/20/2038 (e)(f)	749,814	4,112

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 2008-2, Class SM, 2.68% (-1 x 1 mo. Term SOFR + 6.39%), 01/16/2038 (e)(f)	$94,019	$3,916
Series 2008-27, Class SI, 2.69% (-1 x 1 mo. Term SOFR + 6.36%), 03/20/2038 (e)(f)	90,561	517
Series 2008-36, Class SB, 2.49% (-1 x 1 mo. Term SOFR + 6.16%), 04/20/2038 (e)(f)	74,579	405
Series 2008-51, Class SC, 2.47% (-1 x 1 mo. Term SOFR + 6.14%), 06/20/2038 (e)(f)	90,366	4,853
Series 2008-51, Class SE, 2.43% (-1 x 1 mo. Term SOFR + 6.14%), 06/16/2038 (e)(f)	111,086	6,057
Series 2008-6, Class SD, 2.68% (-1 x 1 mo. Term SOFR + 6.35%), 02/20/2038 (e)(f)	56,531	328
Series 2008-95, Class DS, 3.52% (-1 x 1 mo. Term SOFR + 7.19%), 12/20/2038 (e)(f)	44,720	341
Series 2009-43, Class SA, 2.17% (-1 x 1 mo. Term SOFR + 5.84%), 06/20/2039 (e)(f)	76,389	2,339
Series 2010-113, Class BS, 2.22% (-1 x 1 mo. Term SOFR + 5.89%), 09/20/2040 (e)(f)	53,719	5,101
Series 2010-133, Class SB, 2.20% (-1 x 1 mo. Term SOFR + 5.91%), 10/16/2040 (e)(f)	814,759	79,463
Series 2010-152, Class SA, 2.23% (-1 x 1 mo. Term SOFR + 5.94%), 11/16/2040 (e)(f)	93,622	7,962
Series 2011-148, Class SN, 2.87% (-1 x 1 mo. Term SOFR + 6.58%), 11/16/2041 (e)(f)	234,705	24,689
Series 2012-126, Class IO, 3.50%, 10/20/2042 (e)	656,462	88,337
Series 2012-69, Class QI, 4.00%, 03/16/2041 (e)	94,610	8,826
Series 2012-77, Class DI, 4.00%, 01/20/2041 (e)	106,108	2,244
Series 2013-170, Class ID, 2.97%, 02/20/2040 (e)(g)	279,464	18,641
Series 2013-181, Class SA, 2.32% (-1 x 1 mo. Term SOFR + 5.99%), 11/20/2043 (e)(f)	66,624	5,525
Series 2013-4, Class ID, 5.50%, 05/16/2042 (e)	813,285	139,338
Series 2013-5, Class BI, 3.50%, 01/20/2043 (e)	90,806	14,028
Series 2013-53, Class OI, 3.50%, 04/20/2043 (e)	101,149	13,248
Series 2014-146, Class EI, 5.00%, 10/20/2044 (e)	1,062,814	213,961
Series 2014-58, Class SA, 2.32% (-1 x 1 mo. Term SOFR + 5.99%), 04/20/2044 (e)(f)	142,016	12,469
Series 2014-91, Class SB, 1.78% (-1 x 1 mo. Term SOFR + 5.49%), 06/16/2044 (e)(f)	241,622	13,124
Series 2015-144, Class SA, 2.42% (-1 x 1 mo. Term SOFR + 6.09%), 10/20/2045 (e)(f)	408,639	40,335
Series 2015-179, Class BI, 4.00%, 08/20/2043 (e)	481,793	22,306
Series 2015-36, Class MI, 5.50%, 03/20/2045 (e)	205,534	32,029
Series 2015-64, Class SG, 1.82% (-1 x 1 mo. Term SOFR + 5.49%), 05/20/2045 (e)(f)	355,064	23,246
Series 2016-121, Class JS, 2.32% (-1 x 1 mo. Term SOFR + 5.99%), 09/20/2046 (e)(f)	739,299	78,402
Series 2016-145, Class UI, 3.50%, 10/20/2046 (e)	150,390	25,354
Series 2016-27, Class IA, 4.00%, 06/20/2045 (e)	54,541	7,063

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

	Par	Value
Series 2016-4, Class SM, 1.87% (-1 x 1 mo. Term SOFR + 5.54%), 01/20/2046 (e)(f)	$344,993	$21,022
Series 2016-81, Class IM, 4.00%, 10/20/2044 (e)	40,599	1,690
Series 2016-84, Class IG, 4.50%, 11/16/2045 (e)	236,838	44,601
Series 2016-9, Class SA, 2.32% (-1 x 1 mo. Term SOFR + 5.99%), 01/20/2046 (e)(f)	150,993	14,010
Series 2017-56, Class IE, 4.00%, 11/20/2044 (e)	729,518	50,678
Series 2017-68, Class CI, 5.50%, 05/16/2047 (e)	130,093	23,119
Series 2017-99, Class DI, 4.00%, 07/20/2045 (e)	117,922	3,424
Series 2018-120, Class JI, 5.50%, 09/20/2048 (e)	134,237	19,139
Series 2018-154, Class IT, 5.50%, 10/20/2048 (e)	208,068	37,605
Series 2018-8, Class IO, 4.00%, 01/20/2048 (e)	246,956	53,863
Series 2019-22, Class SA, 1.82% (-1 x 1 mo. Term SOFR + 5.49%), 02/20/2045 (e)(f)	413,563	26,215
Series 2019-6, Class SA, 2.27% (-1 x 1 mo. Term SOFR + 5.94%), 01/20/2049 (e)(f)	386,459	34,671
Series 2019-H16, Class CI, 1.96%, 10/20/2069 (e)(g)	1,163,684	44,991
Series 2020-167, Class NS, 2.52% (-1 x 1 mo. Term SOFR + 6.19%), 11/20/2050 (e)(f)	517,104	59,156
Series 2020-47, Class MI, 3.50%, 04/20/2050 (e)	1,109,626	215,829
Series 2020-86, Class TK, 0.15% (-1 x 1 mo. Term SOFR + 6.09%), 08/20/2048 (e)(f)	14,837,123	73,137
Series 2021-78, Class QI, 5.00%, 05/20/2034 (e)	353,967	13,259
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,294,036)		6,112,201

MORTGAGE-BACKED SECURITIES — 0.0% (i)
BCAP LLC Trust, Series 2007-AA2, Class 21IO, 0.42%, 04/25/2037 (e)(g)	1,629,798	27,828
TOTAL MORTGAGE-BACKED SECURITIES (Cost $0)		27,828

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 9.9%
3.60%, 08/18/2026 (j)	34,788	34,729
3.66%, 08/25/2026 (j)	10,899,000	10,894,049
3.57%, 09/01/2026 (j)	6,598,000	6,578,760
3.75%, 11/12/2026 (j)	10,056,000	9,951,043
TOTAL U.S. TREASURY BILLS (Cost $27,456,635)		27,458,581

TOTAL INVESTMENTS — 104.4% (Cost $292,953,804)		289,979,956
Liabilities in Excess of Other Assets — (4.4)%		(12,095,639)
TOTAL NET ASSETS — 100.0%		$277,884,317

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Investments (Continued) July 31, 2026

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $92,879,688 or 33.4% of the Fund’s net assets.

(c)

Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of July 31, 2026.

(d)	Step coupon bond. The rate disclosed is as of July 31, 2026.

(e)	Interest only security.

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(h)	Principal only security.

(i)	Represents less than 0.05% of net assets.

(j)	The rate shown is the annualized yield as of July 31, 2026.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF Schedule of Futures Contracts July 31, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	100	09/21/2026	$10,800,000	$(74,166)
U.S. Treasury 5 Year Notes	75	09/30/2026	7,948,242	(34,959)
U.S. Treasury Long Bonds	115	09/21/2026	12,455,938	(223,367)
Net Unrealized Appreciation (Depreciation)				$(332,492)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF

Statement of Assets and Liabilities

July 31, 2026

Anfield Universal Fixed Income ETF
ASSETS:
Investments, at value	$289,979,956
Interest receivable	2,576,175
Receivable for fund shares sold	1,873,601
Deposits at broker for future contracts	958,475
Total assets	295,388,207

LIABILITIES:
Payable for investments purchased	16,777,188
Payable to custodian	12,022
Payable to Adviser	315,528
Payable for expenses and other liabilities	66,660
Unrealized depreciation on futures contracts	332,492
Total liabilities	17,503,890

NET ASSETS	$277,884,317

NET ASSETS CONSIST OF:
Paid-in capital	$285,527,194
Total accumulated losses	(7,642,877)
Total net assets	$277,884,317

Net assets	$277,884,317
Shares issued and outstanding (unlimited shares authorized without par value)	29,675,000
Net asset value per share	$9.36

COST:
Investments, at cost	$292,953,804

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF

Statement of Operations

For the Year Ended July 31, 2026

Anfield Universal Fixed Income ETF
INVESTMENT INCOME:
Interest income	$10,109,251
Total investment income	10,109,251

EXPENSES:
Investment advisory fee	1,541,984
Fund administration and accounting fees	222,850
Custodian fees	30,682
Legal fees	28,413
Audit fees	27,103
Reports to shareholders	19,695
Trustees’ fees	15,268
Transfer agent fees	11,624
Interest expense	25
Other expenses and fees	42,099
Total expenses	1,939,743

NET INVESTMENT INCOME	8,169,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	377,686
Futures contracts	(505,663)
Net realized gain (loss)	(127,977)
Net change in unrealized appreciation (depreciation) on:
Investments	(111,935)
Futures contracts	(368,937)
Net change in unrealized appreciation (depreciation)	(480,872)
Net realized and unrealized gain (loss)	(608,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,560,659

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF

Statements of Changes in Net Assets

	Anfield Universal Fixed Income ETF
	Year ended July 31, 2026	Year ended July 31, 2025

OPERATIONS:
Net investment income (loss)	$8,169,508	$5,703,817
Net realized gain (loss)	(127,977)	(110,103)
Net change in unrealized appreciation (depreciation)	(480,872)	1,660,051
Net increase (decrease) in net assets from operations	7,560,659	7,253,765

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,711,457)	(4,816,573)
Total distributions to shareholders	(7,711,457)	(4,816,573)

CAPITAL TRANSACTIONS:
Shares sold	175,263,938	47,333,276
Shares redeemed	(37,571,946)	(13,544,829)
Net increase (decrease) in net assets from capital transactions	137,691,992	33,788,447

NET INCREASE (DECREASE) IN NET ASSETS	137,541,194	36,225,639

NET ASSETS:
Beginning of the year	140,343,123	104,117,484
End of the year	$277,884,317	$140,343,123

SHARES TRANSACTIONS
Shares sold	18,625,000	5,150,000
Shares redeemed	(4,000,000)	(1,475,000)
Total increase (decrease) in shares outstanding	14,625,000	3,675,000

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Year ended July 31,
	2026		2025	2024	2023	2022

PER SHARE DATA:
Net asset value, beginning of year	$9.33		$9.15	$8.90	$8.92	$9.69

INVESTMENT OPERATIONS:
Net investment income(a)	0.38		0.44	0.55	0.44	0.22
Net realized and unrealized gain (loss) on investments (b)	0.00		0.12	0.27	(0.03)	(0.80)
Total from investment operations	0.38		0.56	0.82	0.41	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.38)	(0.57)	(0.43)	(0.19)
Total distributions	(0.35)		(0.38)	(0.57)	(0.43)	(0.19)

Net asset value, end of year	$9.36		$9.33	$9.15	$8.90	$8.92

TOTAL RETURN	4.15%		6.23%	9.49%	4.83%	(5.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$277,884		$140,343	$104,117	$116,778	$121,134
Ratio of expenses to average net assets	0.96%		1.08%	1.11%	1.06%	0.98%
Ratio of interest expense to average net assets	0.00	%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	4.06%		4.72%	6.09%	4.98%	2.37%
Portfolio turnover rate (d)	24%		16%	49%	31%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.

(d)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements

July 31, 2026

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware statutory trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund‘s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is a diversified series of the Trust. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of fixed income instruments.

The Fund was a part of a reorganization with a corresponding series of the Two Roads Shared Trust (the “Predecessor Trust”), which occurred on June 26, 2026 (the “Reorganization”). The Fund’s predecessor, Anfield Universal Fixed Income ETF (the “Predecessor Fund”), was a series of Predecessor Trust. The Reorganization Agreement provided the following: (i) the transfer of all of the assets of the Predecessor Fund to the Fund in exchange for shares of the Fund; (ii) the assumption of all of the liabilities of the Predecessor Fund by the Fund, and (iii) the distribution of the Fund’s shares received by the Predecessor Fund to its shareholders in complete liquidation of the Predecessor Fund (the “Reorganization”). See Note 8 for additional information.

The shares of the Fund had the same aggregate net asset value as shares of the Predecessor Fund at the time of the Reorganization. Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of shares listed in the table below. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to U.S. Bank, N.A. (the ”Custodian”). The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Horizon Investments, LLC (the “Adviser”), has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Fund. Variable fees, if any, received by the Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Anfield Universal Fixed Income ETF	AFIF	September 18, 2018	Cboe	$300	25,000

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund values its investments and financial instruments at fair value as follows. In determining the Fund’s NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy.

If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Fund’s valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Fund’s valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Generally, the Fund’s loan positions are not traded on exchanges and are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources selected by the Adviser.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at its reported NAV.

Other securities and assets for which market quotations are not readily available or for which a valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that a valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2026, for the Fund’s investments measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$170,759,621	$—	$170,759,621
Bank Loans	—	45,449,577	—	45,449,577
Collateralized Loan Obligations	—	40,172,148	—	40,172,148
Collateralized Mortgage Obligations	—	6,112,201	—	6,112,201
Mortgage-Backed Securities	—	27,828	—	27,828
U.S. Treasury Bills	—	27,458,581	—	27,458,581
Total Investments	$—	$289,979,956	$—	$289,979,956

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(332,492)	$—	$—	$(332,492)
Total Other Financial Instruments	$(332,492)	$—	$—	$(332,492)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units” and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The average quarterly notional value outstanding of long position futures during the year ended July 31, 2026 was $15,531,289.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of July 31, 2026:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Anfield Universal Fixed Income ETF	Futures Contracts - Interest Risk	Net unrealized appreciation on futures contracts	Net unrealized depreciation on futures contracts

Anfield Universal Fixed Income ETF
Derivatives Investment Value
Futures Contracts*	$(332,492	)**

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Futures Contracts.

**	Included in total accumulated losses on the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended July 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Futures Contracts - Interest Risk	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

Anfield Universal Fixed Income ETF
Realized gain (loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type
Futures Contracts	(505,663)
$(505,663)

Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
Futures Contracts	(368,937)
$(368,937)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that the Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Fund’s 2026 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. There were none to report for the year.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least monthly for the Fund. Each are recorded on the declaration date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS PRIOR TO JUNE 26, 2026

Prior to June 26, 2026, Regents Park Funds, LLC (“Regents”) served as the investment adviser to the Predecessor Fund pursuant to an Investment Advisory Agreement with the Predecessor Trust on behalf of the Predecessor Fund.

As compensation for the investment advisory services provided to the Predecessor Fund, Regents was entitled to receive monthly compensation, subject to waivers, based on the Predecessor Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Anfield Universal Fixed Income ETF	0.75%

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

During the fiscal year ended July 31, 2026, the Fund paid $1,345,841 to Regents and $196,143 to Horizon Investments, LLC.

Anfield Universal Fixed Income ETF

Prior to June 26, 2026, Regents, pursuant to an Expense Limitation Agreement (the “Agreement”) had contractually agreed to reduce the Predecessor Fund’s fees and/or absorb expenses of the Predecessor Fund until at least November 30, 2026, to ensure that total annual Predecessor Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Predecessor Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. These fee waivers and expense reimbursements were subject to possible recoupment from the Predecessor Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

Prior to June 26, 2026, Regents recouped $0 during the period. After the Reorganization, any previous waivers or reimbursements made by Regents are not subject to recoupment by the Adviser.

The Predecessor Trust, with respect to the Predecessor Fund, had adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the1940 Act. Under the Plan, the Predecessor Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Predecessor Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Predecessor Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Predecessor Fund. In addition, certain affiliates of NLD provide services to the Predecessor Fund as follows:

Prior to June 26, 2026, Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the NLD, provided administration, fund accounting, and transfer agent services to the Predecessor Trust. Pursuant to separate servicing agreements with UFS, the Predecessor Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Predecessor Fund. Certain officers of the Predecessor Trust are also officers of UFS and are not paid any fees directly by the Predecessor Fund for servicing in such capacities.

Prior to June 26, 2026, BluGiant, LLC (“BluGiant”), an affiliate of UFS and the NLD, provided EDGAR conversion and filing services as well as print management services for the Predecessor Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Predecessor Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the NLD, provides a Chief Compliance Officer to the Predecessor Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Predecessor Trust. Under the terms of such agreement, NLCS received customary fees from the Predecessor Fund.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS AFTER JUNE 26, 2026

Pursuant to an Investment Advisory Agreement with the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by the Adviser. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (iii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iv) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (v) any fees and expenses related to the provision of securities lending services; (vi) the advisory fee payable to the Adviser hereunder; (vii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (viii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. For services provided to the Fund, the Adviser receives monthly compensation based on the annual rate of 0.85% of the Fund’s average daily net assets.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Fund’s accounting, administrative, custody, and transfer agency fees. Quasar Distributors, LLC (the “Distributor”) serves as the distributor in connection with the continuous offering of the Fund‘s shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, the Adviser compensates the Distributor for services that the Distributor provides to the Fund.

5.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2026, the aggregate purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, and the in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Anfield Universal Fixed Income ETF	$125,942,533	$31,227,631	$—	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended July 31, 2026 and July 31, 2025 was as follows:

	For the year ended July 31, 2026
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Anfield Universal Fixed Income ETF	$7,711,457	$—	$—	$7,711,457

	For the year ended July 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Anfield Universal Fixed Income ETF	$4,816,573	$—	$—	$4,816,573

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

The cost basis of investments for federal income tax purposes at July 31, 2026, were as follows:

Fund	Cost of Investments	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Anfield Universal Fixed Income ETF	$293,142,959	$2,650,481	$(5,813,484)	$(3,163,003)

As of July 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Anfield Universal Fixed Income ETF	$847,765	$—	$(5,327,639)	$(3,163,003)	$(7,642,877)

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

As of July 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Anfield Universal Fixed Income ETF	$2,344,107	$3,953,155	$6,297,262

The Fund utilized capital loss carry forwards of $0 during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended July 31, 2026, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Anfield Universal Fixed Income ETF	$(4)	$4

7.	SIGNIFICANT ACCOUNTING PRONOUNCEMENTS

Management has evaluated the impact of adopting Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures and ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s Treasurer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) July 31, 2026

8.	REORGANIZATION

Effective June 26, 2026, the Predecessor Fund was reorganized into the Fund, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees. This was completed after shareholder approval. The Predecessor Fund is the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Fund reflect the operations of the Predecessor Fund for the periods prior to the Reorganization. The Adviser and Regents paid for the costs and expenses associated with the Reorganization. These reorganization costs are not subject to recoupment.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the Reorganization. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Predecessor Fund were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ Depreciation	Shares Outstanding
Anfield Universal Fixed Income ETF	$227,463,805	$222,799,925	$(1,944,766)	24,200,000

In connection with the Reorganization, the net assets of the Predecessor Fund were acquired by the Fund on June 26, 2026. The acquisition was accomplished by a tax-free exchange of all shares of the Predecessor Fund for shares of the Fund as described in the prior table. The assets received and shares issued by the Fund was recorded at market value and, where not available, fair value; and, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Predecessor Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Fund on the merger date are included below:

	Before Reorganization	After Reorganization
	Anfield Universal Fixed Income ETF	Anfield Universal Fixed Income ETF
Total Fund
Shares	24,200,000	24,200,000
Net Assets	$227,463,805	$227,463,805
Net Asset Value	$9.40	$9.40

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements. Effective August 1, 2026, the fiscal year end of the Fund was changed from July 31 to November 30 to align with the fiscal year end of the other series of the Trust. The next annual report for the Fund will cover the 4-month transition period from August 1, 2026 to November 30, 2026.

Horizon Funds

Report of Independent Registered Public Accounting Firm

July 31, 2026

To the Shareholders of Anfield Universal Fixed Income ETF and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Anfield Universal Fixed Income ETF (the “Fund”), a series of Horizon Funds, as of July 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended July 31, 2025, and prior, were audited by other auditors whose report dated September 29, 2025, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodians, brokers, and agent banks. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more series of Horizon Funds since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2026

Horizon Funds

Additional Information (Unaudited)

July 31, 2026

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended July 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Anfield Universal Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2026 was as follows:

Fund Name	Dividends Received Deduction
Anfield Universal Fixed Income ETF	0.00%

Foreign Tax Credit

For the year ended July 31, 2026, the Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Anfield Universal Fixed Income ETF	$—	$—

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term
Anfield Universal Fixed Income ETF	0.00%

Horizon Funds

Additional Information (Unaudited) (Continued)
July 31, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The Anfield Universal Fixed Income ETF, previously a series of Two Roads Shared Trust, was reorganized into the Horizon Funds trust effective June 26, 2026. During the Fund’s most recent fiscal year, as a result of the Reorganization after the close of business on June 26, 2026, there was a change in accountants from Deloitte & Touche LLP, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on April 28, 2026, upon the recommendation of the Trust’s Audit Committee. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended July 31, 2026 and July 31, 2025.

Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders (the “Special Meeting”) of the Predecessor Fund was held on June 26, 2026.

At the Special Meeting, shareholders of the Predecessor Fund voted on a proposal to approve the Agreement and Plan of Reorganization, providing for (i) the transfer of all of the assets of the Predecessor Fund to the Fund, in exchange for (a) newly issued shares of the Fund, and cash in lieu of fractional shares of the Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Predecessor Fund, and (b) the Fund’s assumption of all of the liabilities of the Predecessor Fund, followed by (ii) the liquidating distribution by the Predecessor Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Predecessor Fund.

At the Special Meeting, the proposal was approved by shareholders of the Predecessor Fund as follows:

NUMBER OF VOTES FOR	NUMBER OF VOTES AGAINST	NUMBER OF VOTES ABSTAINED
12,592,404	146,512	586,370

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line item “Trustees’ fees”.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At the regular meeting of the Board of Trustees of Horizon Funds (“Trust”) on January 27, 2026, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund and the Adviser for an initial two-year term.

In considering the approval of the Advisory Agreement for the Fund and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including, but not necessarily limited to: (i) the nature, extent and quality of the services to be provided by the Adviser to the Fund; (ii) the investment performance of the Fund’s predecessor (the “Predecessor Fund”); (iii) the costs of the services to be

Horizon Funds

Additional Information (Unaudited) (Continued)
July 31, 2026

provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders, including the following:

●

The Board considered information regarding the services to be provided to the Fund, the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the capabilities of Horizon to operate the Fund, Horizon’s staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. The Board considered the information from the Adviser regarding prior experience of certain personnel in managing the Predecessor Fund and the fact that such personnel were expected to join the Adviser at the time the Fund commences operations.

●

The Board considered the historical performance of the Predecessor Fund, noting that the key personnel from the investment adviser to the Predecessor Fund were expected to continue to manage the Fund as a part of the Adviser. The Board reviewed and considered the Predecessor Fund’s performance against its benchmark. The Board determined that the historical performance was satisfactory, or, where the performance was materially below their benchmarks, the Board was satisfied by the Adviser’s discussion of the underperformance.

●

The Board considered the management fees proposed to be charged to the Fund, as compared to its peer group, among other factors. The Board considered the terms and conditions of the Advisory Agreement, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser will receive through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials. The Board also considered that the total expenses paid by shareholders of the Fund were expected to be lower than those paid by the Predecessor Fund. The Board also considered the unitary fee structure adopted for the Fund. The Board concluded that the advisory fee to be paid with respect to the Fund is reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement.

After full consideration of the above factors as well as other factors, the Board unanimously determined to approve the proposed Advisory Agreements.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This disclosure is included in the Additional Information in Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

This disclosure is included in the Additional Information in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This disclosure is included in the Additional Information in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This disclosure is included in the Additional Information in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	10.7.2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	10.7.2026

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	10.7.2026

* Print the name and title of each signing officer under his or her signature.